SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Option ("FVO") Election (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ConnectM Before Business Combination
Estimated fair value adjustment of convertible debt	$ 25,446	$ 45,869